Annual Total Returns [BarChart] - American Funds Growth Allocation Portfolio - Class B	Apr. 30, 2021
Bar Chart Table:
Annual Return 2011	(4.41%)
Annual Return 2012	16.54%
Annual Return 2013	25.44%
Annual Return 2014	6.72%
Annual Return 2015	(0.51%)
Annual Return 2016	9.28%
Annual Return 2017	21.71%
Annual Return 2018	(5.52%)
Annual Return 2019	24.05%
Annual Return 2020	17.34%